Tax Matters (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Disclosure Of Income tax expense	Income tax expense includes:

In thousands of soles	Note	2024	2023	2022
Current		202,526	161,066	56,761
Deferred	14	(142,707)	(70,896)	(27,378)

Income tax		59,819	90,170	29,383

Disclosure Of Reconciliation of the income tax effective rate to the tax rate is presented
Reconciliation of the income tax effective rate to the tax rate is presented as follows:

In thousands of soles	2024		2023		2022
Profit (loss) before income tax	183,777	100.00%	(124,174)	100.00%	(47,447)	100.00%

Tax using the Company’s domestic tax rate (a)	45,760	24.90%	(30,919)	24.90%	(13,997)	29.50%
Effect of tax rates of a subsidiary abroad	12,504	23.06%	(5,095)	4.10%	(6,909)	14.56%
Non deductible expenses	3,318	(10.66%)	34,429	(27.73%)	13,960	(29.42%)
Tax losses for which deferred tax asset was not recognized	12,110	6.59%	63,234	(50.92%)	21,727	(45.79%)
Derecognition of previously recognized deductible temporary differences	—	—	8,411	(6.77%)	15,241	(32.12%)
Recognition of previously unrecognized tax losses	(32,362)	(43.36%)	—	—	—	—
Changes in tax rate (Colombia)	116	0.06%	11,815	(9.51%)	—	—
Annual adjustment for inflation	4,106	5.75%	7,432	(5.98%)	8,244	(17.38%)
Changes in estimates related to prior years	14,267	26.21%	863	(0.70%)	(8,883)	18.72%

Income tax	59,819	32.55%	90,170	(72.62%)	29,383	(61.93%)

Disclosure Of Deferred tax assets recognized for tax losses expire
Deferred tax assets recognized for tax losses expire as follows:

In thousands of soles	2024	Expiration date	2023	Expiration date	2022	Expiration date
Expire	168,865	2025-2036	99,089	2024-2035	47,128	2023-2034
Never expire	101,655	—	110,984	—	110,441	—

Income tax	270,520		210,073		157,569

Disclosure Of Deferred tax assets for certain subsidiaries

	2024		2023		2022
In thousands of soles	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	41,051	12,110	214,354	63,234	73,650	21,727

	41,051	12,110	214,354	63,234	73,650	21,727